Marketable securities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 357,203	$ 110,305
Unrealized gains	357	76
Unrealized losses	(140)	(17)
Fair Value	357,420	110,364
Amortized Cost
Due within one year	129,263
Due after one year through two years	227,939
Total	357,202
Fair Value
Due within one year	129,372
Due after one year through two years	228,048
Total	357,420
Municipal and U.S. treasury bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	54,580	75,340
Unrealized gains	37	76
Unrealized losses	(15)
Fair Value	54,602	75,416
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	302,623	34,965
Unrealized gains	320
Unrealized losses	(125)	(17)
Fair Value	$ 302,818	$ 34,948